MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST     Two World Trade Center

LETTER TO THE SHAREHOLDERS, June 30, 1999                     New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended June 30, 1999, the U.S. economy continued to display signs of a robust expansion as employment grew, income climbed and consumers remained confident. Strong economic growth domestically during the period caused an uptick in inflation. Until recently, inflation was held in abeyance by the lingering effects of last year's economic turmoil in Asia and Russia and signs of distress in Latin American economies. Accordingly, in May the Federal Reserve Board decided to change its open-market bias toward higher interest rates, with the notion of making a preemptive strike against future increases in inflation. On June 30 the federal-funds rate was increased by 25 basis points (.25 percent) to 5.00 percent.

Interest rates on intermediate-term U.S. Treasuries were highly volatile during the period. Yields on five-year Treasuries ranged from 4.46 percent to 5.91 percent. On June 30 the five-year Treasury note was yielding 5.65 percent, compared to 4.54 percent six months earlier.

PERFORMANCE

For the six-month period ended June 30, 1999, Morgan Stanley Dean Witter U.S. Government Securities Trust's Class B shares produced a total return of -1.11 percent, compared to -2.45 percent for the Lipper General U.S. Government Funds Index and -2.27 percent for the Lehman Brothers U.S. Government Bond Funds Index. For the same period the Fund's Class A, C and D shares posted total returns of -0.83 percent, -1.09 percent and -0.75 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The volatile interest-rate environment during the period under review negatively affected the Fund's performance. However, the Fund's significant exposure to Government National Mortgage Association mortgage-backed securities (GNMAs) mitigated some of the volatility.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO

On June 30, 1999, the Fund's net assets exceeded $4.7 billion, with 64 percent of the Fund's portfolio invested in GNMAs, 25 percent in Treasury securities and 11 percent in U.S. government agency securities. During the fiscal half-year, as cash flows permitted, the Fund purchased current-coupon mortgages at very attractive levels, enhancing the Fund's prospects for better total returns over time.

In response to the overwhelming strength of the U.S. economy and the calming of the global markets, the Fund's average maturity was decreased to approximately five years as of June 30, 1999. As the year progresses, however, the average maturity of the portfolio may be increased, as market conditions offer incentives to further enhance the portfolio's income and its potential for total return.

LOOKING AHEAD

We believe U.S. economic growth is likely to slow in the coming months, with inflation remaining within a reasonable band. The deflationary trend evident in the Asian and emerging-market economies is likely to help keep inflation in check in the United States well into 2000, despite the sharp rise in oil prices thus far in 1999. However, should our economy continue to show signs of inordinately strong growth and begin to register higher levels of inflation, the Federal Reserve may decide to reassess its current stance on monetary policy. Accordingly, adjustments to the Fund's maturity and portfolio composition may be made as conditions warrant and attractive opportunities become available.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter U.S. Government Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO                     /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

FUND PERFORMANCE June 30, 1999


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     3.24(1)     -1.15(2)
Since Inception (7/28/97)  5.36(1)      3.00(2)

               CLASS C SHARES++
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     2.80(1)     1.83(2)
Since Inception (7/28/97)  5.27(1)     5.27(2)

               CLASS B SHARES+
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     2.79(1)     -2.06(2)
5 Years                    6.93(1)      6.63(2)
10 Years                   6.69(1)      6.69(2)

               CLASS D SHARES#
----------------------------------------------
PERIOD ENDED 6/30/99
-------------------------
1 Year                     3.22(1)
Since Inception (7/28/97)  5.61(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
+    The maximum CDSC for Class B is 5.0%. The CDSC declines to
     0% after six years.
++   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)

PRINCIPAL                     DESCRIPTION
AMOUNT IN                         AND                        COUPON
THOUSANDS                    MATURITY DATE                    RATE        VALUE
------------------------------------------------------------------------------------
             MORTGAGE-BACKED SECURITIES (64.4%)
             Government National Mortgage Assoc. I (62.5%)
$  124,399   02/15/28 - 03/15/29...........................   6.00%   $  116,896,361
   364,788   10/15/22 - 09/15/29...........................   6.50       352,362,348
 1,240,021   04/15/17 - 03/15/27...........................   7.00     1,227,233,230
   530,462   06/15/27......................................   7.50       537,092,801
   177,940   07/15/26......................................   8.00       182,944,681
   177,473   04/15/25......................................   8.50       185,847,549
   132,713   10/15/08 - 08/15/21...........................   9.00       140,882,953
    85,815   10/15/09 - 12/15/20...........................   9.50        92,438,338
    96,474   11/15/09 - 11/15/20...........................  10.00       105,367,419
       305   05/15/10 - 06/15/15...........................  12.50           348,141
                                                                      --------------
                                                                       2,941,413,821
                                                                      --------------

             Government National Mortgage Assoc. II (1.8%)
    35,858   01/20/24 - 02/20/24...........................   6.50        34,490,585
    25,670   03/20/26 - 07/20/29...........................   7.00        25,332,705
    25,000   *.............................................   7.00        24,671,875
                                                                      --------------
                                                                          84,495,165
                                                                      --------------

             Government National Mortgage Assoc. GPM I (0.1%)
     3,628   08/15/13 - 07/15/15...........................  12.25         4,192,505
                                                                      --------------

             TOTAL MORTGAGE-BACKED SECURITIES
             (Identified Cost $3,010,341,334)......................    3,030,101,491
                                                                      --------------

             U.S. GOVERNMENT OBLIGATIONS (24.5%)
             U.S. Treasury Notes (8.5%)
    60,000   05/31/03......................................   5.50        59,520,600
    79,000   08/15/07......................................   6.125       79,925,090
    63,000   02/15/07**....................................   6.25        64,231,650
     1,050   09/30/01......................................   6.375        1,067,105
     7,000   08/31/99......................................   6.875        7,024,080
   145,000   09/30/99......................................   7.125      145,784,450
    26,500   10/31/99......................................   7.50        26,706,170
    14,500   08/15/99......................................   8.00        14,558,435
                                                                      --------------
                                                                         398,817,580
                                                                      --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


PRINCIPAL                     DESCRIPTION
AMOUNT IN                         AND                        COUPON
THOUSANDS                    MATURITY DATE                    RATE        VALUE
------------------------------------------------------------------------------------
             U.S. Treasury Principal Strips (16.0%)
$   13,000   05/15/03......................................   0.00%   $   10,415,340
   123,000   02/15/04......................................   0.00        94,225,380
   380,000   05/15/04......................................   0.00       286,839,200
   385,000   08/15/04......................................   0.00       286,863,500
    75,000   11/15/04......................................   0.00        54,850,500
    26,000   02/15/05......................................   0.00        18,711,680
                                                                      --------------
                                                                         751,905,600
                                                                      --------------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Identified Cost $1,074,971,433)......................    1,150,723,180
                                                                      --------------

             U.S. GOVERNMENT AGENCIES (11.3%)
             Housing Urban Development Ser 99-A (0.7%)
    18,800   08/01/10......................................   6.06        17,829,356
    15,290   08/01/11......................................   6.16        14,504,247
                                                                      --------------
                                                                          32,333,603
                                                                      --------------

             Resolution Funding Corp. Zero Coupon Strips (10.1%)
    33,500   07/15/02......................................   0.00        28,144,020
     5,049   10/15/02......................................   0.00         4,186,429
   109,000   04/15/03......................................   0.00        87,775,520
    55,000   07/15/03......................................   0.00        43,839,950
    69,000   10/15/03......................................   0.00        54,151,200
    89,882   01/15/04......................................   0.00        68,890,058
    84,419   04/15/04......................................   0.00        63,472,958
    68,000   07/15/04......................................   0.00        50,254,720
     1,550   04/15/07......................................   0.00           966,549
    18,000   07/15/07......................................   0.00        11,058,120
    56,000   10/15/07......................................   0.00        33,849,760
    54,000   10/15/08......................................   0.00        30,744,900
                                                                      --------------
                                                                         477,334,184
                                                                      --------------

             Small Business Administration Ser 99-D (0.3%)
    13,300   04/01/19......................................   6.15        12,755,498

             Small Business Administration Ser 99-F (0.2%)
    12,000   06/01/19......................................   6.80        11,955,000
                                                                      --------------
                                                                          24,710,498
                                                                      --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


                                                                          VALUE
------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (Identified Cost $504,004,374)........................   $  534,378,285
                                                                      --------------

             TOTAL INVESTMENTS
             (Identified Cost $4,589,317,141) (a)........... 100.2%    4,715,202,956

             LIABILITIES IN EXCESS OF CASH AND OTHER
             ASSETS.........................................  (0.2)      (11,529,229)
                                                             -----    --------------

             NET ASSETS..................................... 100.0%   $4,703,673,727
                                                             =====    ==============

---------------------
GPM  Graduated Payment Mortgage.
 * Securities purchased on a forward commitment with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
 ** Some of these securities are segregated in connection with securities purchased on a forward commitment basis.
 (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $171,659,529 and the aggregate gross unrealized depreciation is $45,773,714, resulting in net unrealized appreciation of $125,885,815.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)

ASSETS:
Investments in securities, at value (identified cost
 $4,589,317,141)............................................  $4,715,202,956
Cash........................................................         113,864
Receivable for:
    Interest................................................      26,248,474
    Shares of beneficial interest sold......................       2,191,325
Prepaid expenses and other assets...........................         175,451
                                                              --------------
    TOTAL ASSETS............................................   4,743,932,070
                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................      25,063,021
    Shares of beneficial interest repurchased...............       8,326,608
    Plan of distribution fee................................       3,159,773
    Investment management fee...............................       1,868,712
    Dividends to shareholders...............................       1,535,760
Accrued expenses............................................         304,469
                                                              --------------
    TOTAL LIABILITIES.......................................      40,258,343
                                                              --------------
    NET ASSETS..............................................  $4,703,673,727
                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $5,499,762,748
Net unrealized appreciation.................................     125,885,815
Accumulated net realized loss...............................    (921,974,836)
                                                              --------------
    NET ASSETS..............................................  $4,703,673,727
                                                              ==============
CLASS A SHARES:
Net Assets..................................................     $68,975,949
Shares Outstanding (unlimited authorized, $.01 par value)...       7,816,254
    NET ASSET VALUE PER SHARE...............................           $8.82
                                                              ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........           $9.21
                                                              ==============
CLASS B SHARES:
Net Assets..................................................  $4,590,074,592
Shares Outstanding (unlimited authorized, $.01 par value)...     519,276,879
    NET ASSET VALUE PER SHARE...............................           $8.84
                                                              ==============
CLASS C SHARES:
Net Assets..................................................     $20,752,577
Shares Outstanding (unlimited authorized, $.01 par value)...       2,331,583
    NET ASSET VALUE PER SHARE...............................           $8.90
                                                              ==============
CLASS D SHARES:
Net Assets..................................................     $23,870,609
Shares Outstanding (unlimited authorized, $.01 par value)...       2,705,037
    NET ASSET VALUE PER SHARE...............................           $8.82
                                                              ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $174,653,997
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................        82,664
Plan of distribution fee (Class B shares)...................    17,956,185
Plan of distribution fee (Class C shares)...................        77,037
Investment management fee...................................    10,647,555
Transfer agent fees and expenses............................     1,748,172
Custodian fees..............................................       411,949
Shareholder reports and notices.............................       109,911
Registration fees...........................................        77,548
Professional fees...........................................        49,327
Trustees' fees and expenses.................................         9,227
Other.......................................................         2,693
                                                              ------------

    TOTAL EXPENSES..........................................    31,172,268
Less: plan of distribution fee rebate (Class B shares)......       (30,706)
                                                              ------------

    NET EXPENSES............................................    31,141,562
                                                              ------------

    NET INVESTMENT INCOME...................................   143,512,435
                                                              ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................    (4,233,655)
Net change in unrealized appreciation.......................  (190,042,546)
                                                              ------------

    NET LOSS................................................  (194,276,201)
                                                              ------------

NET DECREASE................................................  $(50,763,766)
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                     JUNE 30, 1999    DECEMBER 31, 1998
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $  143,512,435    $  310,576,566
Net realized loss..................................      (4,233,655)       (2,384,102)
Net change in unrealized appreciation..............    (190,042,546)       54,569,658
                                                     --------------    --------------

    NET INCREASE (DECREASE)........................     (50,763,766)      362,762,122
                                                     --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:

    Class A shares.................................      (2,123,119)       (2,396,071)
    Class B shares.................................    (139,995,981)     (306,635,357)
    Class C shares.................................        (595,370)         (600,619)
    Class D shares.................................        (797,965)         (944,519)
                                                     --------------    --------------

    TOTAL DIVIDENDS................................    (143,512,435)     (310,576,566)
                                                     --------------    --------------

Net decrease from transactions in shares of
 beneficial interest...............................    (194,253,791)     (425,398,131)
                                                     --------------    --------------

    NET DECREASE...................................    (388,529,992)     (373,212,575)

NET ASSETS:
Beginning of period................................   5,092,203,719     5,465,416,294
                                                     --------------    --------------

    END OF PERIOD..................................  $4,703,673,727    $5,092,203,719
                                                     ==============    ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class
C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 1999.

For the six months ended June 30, 1999, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $30,706.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1999 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $20,783 , $1,260,516 and $11,307, respectively and received $61,813 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999 were $388,508,033 and $551,791,561, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $15,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,964. At June 30, 1999, the Fund had an accrued pension liability of $52,224 included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1998, the Fund had an net capital loss carryover of approximately $916,574,000, which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 of the following years:

                             AMOUNT IN THOUSANDS
--------------------------------------------------------------------------------
  1999        2000       2001       2002      2003      2004      2005     2006
--------    --------   --------   --------   -------   -------   ------   ------
$261,525    $154,964   $263,492   $118,056   $63,667   $49,153   $3,006   $2,711
========    ========   ========   ========   =======   =======   ======   ======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,048,000 during fiscal 1998.

At December 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                       ENDED
                                                                    JUNE 30, 1999                DECEMBER 31, 1998
                                                             ---------------------------   ------------------------------
                                                                     (unaudited)
                                                               SHARES         AMOUNT          SHARES          AMOUNT
                                                             -----------   -------------   ------------   ---------------
CLASS A SHARES
Sold.......................................................    5,618,425   $  50,564,353      4,837,972   $    44,356,004
Reinvestment of dividends..................................      153,197       1,376,494        145,211         1,330,450
Redeemed...................................................   (4,331,911)    (38,846,493)      (898,895)       (8,228,417)
                                                             -----------   -------------   ------------   ---------------
Net increase - Class A.....................................    1,439,711      13,094,354      4,084,288        37,458,037
                                                             -----------   -------------   ------------   ---------------
CLASS B SHARES
Sold.......................................................   50,150,661     453,624,427    103,474,883       948,990,970
Reinvestment of dividends..................................    8,274,640      74,539,975     17,451,085       159,732,499
Redeemed...................................................  (82,455,940)   (744,461,276)  (173,896,303)   (1,593,120,481)
                                                             -----------   -------------   ------------   ---------------
Net decrease - Class B.....................................  (24,030,639)   (216,296,874)   (52,970,335)     (484,397,012)
                                                             -----------   -------------   ------------   ---------------
CLASS C SHARES
Sold.......................................................    5,052,099      45,993,838      4,818,849        44,609,503
Reinvestment of dividends..................................       42,552         385,400         41,862           386,582
Redeemed...................................................   (4,609,242)    (41,875,119)    (3,492,672)      (32,338,148)
                                                             -----------   -------------   ------------   ---------------
Net increase - Class C.....................................      485,409       4,504,119      1,368,039        12,657,937
                                                             -----------   -------------   ------------   ---------------
CLASS D SHARES
Sold.......................................................    1,479,260      13,420,263      1,554,909        14,290,193
Reinvestment of dividends..................................       83,501         750,684         97,395           892,667
Acquisition of Dean Witter Retirement Series - U.S
 Government Securities Trust Series........................           --              --        986,985         9,087,435
Redeemed...................................................   (1,078,835)     (9,726,337)    (1,666,314)      (15,387,388)
                                                             -----------   -------------   ------------   ---------------
Net increase - Class D.....................................      483,926       4,444,610        972,975         8,882,907
                                                             -----------   -------------   ------------   ---------------
Net decrease in Fund.......................................  (21,621,593)  $(194,253,791)   (46,545,033)  $  (425,398,131)
                                                             ===========   =============   ============   ===============

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- U.S. GOVERNMENT SECURITIES SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- U.S. Government Securities Series ("Retirement U.S. Government") pursuant to a plan of reorganization approved by the shareholders of Retirement U.S. Government on August 19, 1998.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued


The acquisition was accomplished by a tax-free exchange of 986,985 Class D shares of the Fund at a net asset value of $9.21 per share for 899,123 shares of Retirement U.S. Government. The net assets of the Fund and Retirement U.S. Government immediately before the acquisition were $5,193,431,112 and $9,087,435, respectively, including unrealized appreciation of $322,808 for Retirement U.S. Government. Immediately after the acquisition, the combined net assets of the Fund amounted to $5,202,518,547.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                              MONTHS ENDED       ----------------------------------------------------------------
                                              JUNE 30, 1999        1998         1997*          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                                               (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........     $ 9.20          $  9.10       $  8.92       $  9.21       $  8.41       $  9.31
                                                 ------          -------       -------       -------       -------       -------

Income (loss) from investment operations:
 Net investment income......................       0.26             0.54          0.56          0.56          0.57          0.58
 Net realized and unrealized gain (loss)....      (0.36)            0.10          0.18         (0.29)         0.80         (0.90)
                                                 ------          -------       -------       -------       -------       -------

Total income (loss) from investment
 operations.................................      (0.10)            0.64          0.74          0.27          1.37         (0.32)
                                                 ------          -------       -------       -------       -------       -------

Less dividends from net investment income...      (0.26)           (0.54)        (0.56)        (0.56)        (0.57)        (0.58)
                                                 ------          -------       -------       -------       -------       -------

Net asset value, end of period..............     $ 8.84          $  9.20       $  9.10       $  8.92       $  9.21       $  8.41
                                                 ======          =======       =======       =======       =======       =======

TOTAL RETURN+...............................      (1.11)%(1)        7.27%         8.56%         3.16%        16.74%        (3.51)%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................       1.29%(2)(3)      1.27%(3)      1.26%         1.25%         1.24%         1.22%

Net investment income.......................       5.85%(2)(3)      5.94%(3)      6.22%         6.28%         6.44%         6.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......     $4,590           $4,996        $5,429        $6,450        $7,955        $8,211

Portfolio turnover rate.....................          8%(1)           14%            4%            8%           14%           26%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR       JULY 28, 1997*
                                                              MONTHS ENDED             ENDED              THROUGH
                                                              JUNE 30, 1999      DECEMBER 31, 1998   DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $ 9.18               $ 9.09              $ 9.03
                                                                  ------               ------              ------
Income (loss) from investment operations:
 Net investment income......................................        0.29                 0.59                0.25
 Net realized and unrealized gain (loss)....................       (0.36)                0.09                0.06
                                                                  ------               ------              ------
Total income (loss) from investment operations..............       (0.07)                0.68                0.31
                                                                  ------               ------              ------
Less dividends from net investment income...................       (0.29)               (0.59)              (0.25)
                                                                  ------               ------              ------
Net asset value, end of period..............................      $ 8.82               $ 9.18              $ 9.09
                                                                  ======               ======              ======
TOTAL RETURN+...............................................       (0.83)%(1)            7.70%               3.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.70%(2)(3)          0.76%(3)            0.77%(2)
Net investment income.......................................        6.44%(2)(3)          6.45%(3)            6.57%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $68,976              $58,538             $20,841
Portfolio turnover rate.....................................           8%(1)               14%                  4%

CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $ 9.26               $ 9.17              $ 9.03
                                                                  ------               ------              ------
Income (loss) from investment operations:
 Net investment income......................................        0.26                 0.55                0.23
 Net realized and unrealized gain (loss)....................       (0.36)                0.09                0.14
                                                                  ------               ------              ------
Total income (loss) from investment operations..............       (0.10)                0.64                0.37
                                                                  ------               ------              ------
Less dividends from net investment income...................       (0.26)               (0.55)              (0.23)
                                                                  ------               ------              ------
Net asset value, end of period..............................      $ 8.90               $ 9.26              $ 9.17
                                                                  ======               ======              ======
TOTAL RETURN+...............................................       (1.09)%(1)            7.14%               4.14%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        1.29%(2)(3)          1.27%(3)            1.25%(2)
Net investment income.......................................        5.85%(2)(3)          5.94%(3)            5.81%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $20,753              $17,087              $4,385
Portfolio turnover rate.....................................           8%(1)               14%                  4%

---------------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR       JULY 28, 1997*
                                                              MONTHS ENDED             ENDED              THROUGH
                                                              JUNE 30, 1999      DECEMBER 31, 1998   DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $ 9.18               $ 9.11              $ 9.03
                                                                  ------               ------              ------

Income (loss) from investment operations:
 Net investment income......................................        0.30                 0.61                0.27
 Net realized and unrealized gain (loss)....................       (0.36)                0.07                0.08
                                                                  ------               ------              ------

Total income (loss) from investment operations..............       (0.06)                0.68                0.35
                                                                  ------               ------              ------

Less dividends from net investment income...................       (0.30)               (0.61)              (0.27)
                                                                  ------               ------              ------

Net asset value, end of period..............................      $ 8.82               $ 9.18              $ 9.11
                                                                  ======               ======              ======

TOTAL RETURN+...............................................       (0.75)%(1)            7.72%               3.87%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.54%(2)(3)          0.52%(3)            0.52%(2)

Net investment income.......................................        6.60%(2)(3)          6.69%(3)            6.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $23,871              $20,392             $11,367

Portfolio turnover rate.....................................           8%(1)               14%                  4%

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
U.S GOVERNMENT
SECURITIES TRUST

Semiannual Report
June 30, 1999